S000003879 [Member] Expense Example, No Redemption - Putnam VT Emerging Markets Equity Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 112
Expense Example, No Redemption, 3 Years	426
Expense Example, No Redemption, 5 Years	763
Expense Example, No Redemption, 10 Years	1,715
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	503
Expense Example, No Redemption, 5 Years	894
Expense Example, No Redemption, 10 Years	$ 1,989